Income Taxes - Summary of Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 23,160	$ 19,654
Stock-based compensation	4,654	4,541
Accrued payroll and benefits	342	296
Research and development credits	16	16
Fixed asset basis difference	87	54
Inventory reserve	102	445
Charitable contributions	3	2
Income from partnerships	231	97
Lease liability	261	531
Other accounts receivable reserve	147	65
Amortized intangibles	755	819
Goodwill	358	393
Section 174 Capitalization	583	340
Total deferred tax assets	30,699	27,253
Deferred tax liabilities:
Right of use asset	(205)	(486)
Total deferred tax liabilities	(205)	(486)
Less valuation allowance	(30,494)	(26,767)
Net deferred tax assets	$ 0	$ 0